Goodwill and other intangible assets and liabilities - Goodwill Rollforward (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill		$ 795	$ 795
Accumulated impairment losses		(795)	(795)
Total opening goodwill		0	0
Disposals of businesses and deconsolidation of subsidiaries (Note 11)		0	0
Loss on impairment of goodwill	$ 563	0	0
Goodwill		795	795
Accumulated impairment losses		(795)	(795)
Total closing goodwill		$ 0	$ 0